                    OPPENHEIMER MIDCAP FUND
            Supplement dated October 8, 2002 to the
             Statement of Additional Information
                            dated February 28, 2002

The Statement of Additional Information is changed as follows:

1.    The  supplement  dated  July 1,  2002 is  deleted  and  replaced  by this supplement.

2.    The section  captioned  "Distribution and Service Plans - Class A Service
   Plan Fees" on page 36 is revised by adding the  following  to the end of the first  paragraph:  "With respect to purchases of Class A shares subject to a contingent  deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"), the  Distributor  currently  intends to pay the service fee to Recipients in advance for the first year after the shares are  purchased.  After the first year shares are outstanding,  the Distributor  makes service fee payments to
   Recipients  quarterly on those shares.  The advance  payment is based on the net  asset  value of  shares  sold.  Shares  purchased  by  exchange  do not qualify for the advance service fee payment.  If Class A shares purchased by grandfathered  retirement  accounts are redeemed during the first year after their  purchase,  the  Recipient of the service fees on those shares will be obligated  to repay  the  Distributor  a pro  rata  portion  of the  advance payment of the service fee made on those shares.

3.    The  section  captioned  "  Additional  Information  About the Fund - The
   Custodian"  on page 64 is revised by  replacing  the first  sentence  of the paragraph  with the  following:  "Citibank,  N.A.  is the  custodian  of the
   Fund's assets."

4.    The  section  captioned  "Custodian  Bank" on the back cover is  replaced with the following:

           Citibank, N.A.
           111 Wall Street
           New York, New York 10005

5.    Delete the Appendix captioned "Industry  Classifications"  and replace it with the following:

                                                         (continued)

                                   APPENDIX

                           INDUSTRY CLASSIFICATIONS

Aerospace & Defense       Household Durables
Air Freight & Couriers    Household Products
Airlines                      Industrial Conglomerates
Auto Components               Insurance
Automobiles                   Internet & Catalog Retail
Banks                         Internet Software & Services
Beverages                     Information Technology
                              Consulting & Services
Biotechnology                 Leisure Equipment & Products
Building Products             Machinery
Chemicals                     Marine
Commercial Services &     Media
Supplies
Communications Equipment      Metals & Mining
Computers & Peripherals   Multiline Retail
Construction&Engineering  Multi-Utilities
Construction Materials        Office Electronics
Containers & Packaging    Oil & Gas
Distributors                  Paper & Forest Products
Diversified Financials        Personal Products
Diversified                   Pharmaceuticals
Telecommunication Services
Electric Utilities            Real Estate
Electrical Equipment          Road & Rail
Electronic Equipment &    Semiconductor Equipment &
Instruments                   Products
Energy Equipment&Services Software
Food & Drug Retailing     Specialty Retail
Food Products                 Textiles & Apparel
Gas Utilities                 Tobacco
Health Care Equipment &   Trading Companies & Distributors
Supplies
Health Care Providers &   Transportation Infrastructure
Services
Hotels Restaurants & Leisure  Water Utilities
                              Wireless Telecommunication
                              Services

October 8, 2002                                          PX0745.014